Note Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Note Payable [Abstract]
Schedule of Balance of the Note Payable

The following table summarizes the balance of the note payable as of:

	March 31, 2025	December 31, 2024
Principal – Note Payable	$5,000,000	$5,000,000
Aggregate interest to be paid	638,000	638,000
Interest payments made	(94,000)	(41,000)
	5,544,000	5,597,000
Less current portion of interest	213,000	213,000
Notes Payable – long-term	$5,331,000	$5,384,000

The Company has determined that the Exchange is accounted for as a troubled debt restructuring with the Note Payable in the amount of $5,638,000 and a resulting gain of approximately $6,248,000, calculated as follows:

Book value – Amended BTC Note	$20,236,000
Fair value of Shares Exchanged	(5,072,000)
Fair value of $1.5 Warrants	(888,000)
Fair value – Prefunded Warrants	(2,160,000)
Remaining value – Amended BTC Note	12,116,000
Note Payable – Principal	5,000,000
Difference	$(7,116,000)

Schedule of Fair Value of the BTC Note

The following table summarizes the fair value of the BTC Note as of December 31,

	2024	2023
Beginning balance	$14,868,000	$12,636,000
Payment	(2,729,000)	(6,105,000)
Negative interest payment	39,000	—
Amended principal payment	—	(4,856,000)
Adjustment to fair value	8,058,000	13,193,000
Repayment	(20,236,000)	—
Ending balance	$—	14,868,000
Less – current portion		14,868,000
Ending balance – noncurrent portion		$—

Schedule of Balance of the Note Payable	The following table summarizes the balance of the note payable as of December 31, 2024
Principal – note payable	$5,000,000
Aggregate interest to be paid	638,000
Interest payments made	(41,000)
5,597,000
Less current portion of interest	(213,000)
Note payable – less current portion	$5,384,000

Schedule of Note Payable in the Aggregate of the Principal and Interest Calculated Over the Life of the Loan with a Corresponding Gain

Since the Note Payable balance is less than the remaining balance of the Amended BTC Note, the Company recorded the Note Payable in the aggregate of the principal and interest calculated over the life of the loan with a corresponding gain as follows:

Principal – Note Payable	$5,000,000
Interest payments – Note Payable	638,000
Undiscounted cashflow	5,638,000
Remaining value – Amended BTC Note	(12,116,000)
Difference	(6,478,000)
Legal fees incurred	230,000
Gain on debt restructuring	$(6,248,000)